Change in Accounting Principle - Statements of Cash Flows (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Condensed Cash Flow Statements, Captions [Line Items]
NET INCOME (LOSS)	$ 228	$ (502)	$ (3,490)
Depreciation, depletion and amortization	1,737	1,697	1,698
Loss on sale of oil and gas properties	0
(Gains) losses on sales of assets	264	(476)	(212)
Impairments	131	814	563
Exploratory dry hole expense and leasehold impairments	96	214	1,387
Other	(118)	(132)	(127)
(Decrease) increase in accounts payable, accrued liabilities and other	75	(375)	(1,764)
Net Cash Provided By (Used In) Operating Activities	1,730	475	(980)
Drilling and completion costs	(1,848)	(2,113)	(1,192)
Acquisitions of proved and unproved properties	(128)	(88)	(115)
Net Cash Provided By (Used In) Investing Activities	455	(918)	116
As Previously Reported Under Full Cost [Member]
Condensed Cash Flow Statements, Captions [Line Items]
NET INCOME (LOSS)	877	953	(4,399)
Depreciation, depletion and amortization	1,145	995	1,107
Loss on sale of oil and gas properties	578
(Gains) losses on sales of assets	0	0	0
Impairments	53	5	3,025
Exploratory dry hole expense and leasehold impairments	0	0	0
Other	(108)	(135)	(145)
(Decrease) increase in accounts payable, accrued liabilities and other	138	(308)	(757)
Net Cash Provided By (Used In) Operating Activities	2,000	745	(204)
Drilling and completion costs	(1,958)	(2,186)	(1,295)
Acquisitions of proved and unproved properties	(288)	(285)	(788)
Net Cash Provided By (Used In) Investing Activities	185	(1,188)	(660)
Successful Efforts Adjustment [Member]
Condensed Cash Flow Statements, Captions [Line Items]
NET INCOME (LOSS)	(649)	(1,455)	909
Depreciation, depletion and amortization	592	702	591
Loss on sale of oil and gas properties	(578)
(Gains) losses on sales of assets	264	(476)	(212)
Impairments	78	809	(2,462)
Exploratory dry hole expense and leasehold impairments	96	214	1,387
Other	(10)	3	18
(Decrease) increase in accounts payable, accrued liabilities and other	(63)	(67)	(1,007)
Net Cash Provided By (Used In) Operating Activities	(270)	(270)	(776)
Drilling and completion costs	110	73	103
Acquisitions of proved and unproved properties	160	197	673
Net Cash Provided By (Used In) Investing Activities	$ 270	$ 270	$ 776